Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue	$ 2,069	$ 1,581	$ 5,383	$ 16,097	$ 18,244	$ 15,950
Operating expenses:
Interest income ($87 and $0 related party as of December 31, 2023 and 2022, respectively)					95
Loss on disposal of assets						(9)
Project design and build expense		722		10,151	10,151	11,344
Selling, general and administrative expense	4,490	4,330	16,591	23,230	28,064	18,439
Transaction expenses		8,918	7	8,918	26,021
Credit loss expense		5,230	12	5,484	5,965
Research and development expense	39	349	65	1,251	1,248	2,771
Intangible asset impairment loss		2,377		2,377	2,377
Depreciation and amortization expense	1	59	4	1,575	1,576	737
Total operating expenses	4,530	21,985	16,679	52,986	75,402	33,291
Loss from operations	(2,461)	(20,404)	(11,296)	(36,889)	(57,158)	(17,341)
Share of gain (loss) from equity method investments	38	(1,555)	2,912	(3,690)	(52,452)	1,513
Gain on deconsolidation of FCG		27,402		27,402	27,402
Interest expense	(421)	(321)	(1,128)	(887)	(1,124)	(1,113)
Interest income	4	47	10	92
Change in fair value of warrant liabilities	676		(1,715)		(2,972)
Change in fair value of earnout liabilities	40,649		172,271		(345,413)
Foreign exchange transaction gain (loss)	816	(866)	298	(396)	367	(478)
Net income (loss) before taxes	39,301	4,303	161,352	(14,368)	(431,255)	(17,428)
Income tax benefit		7	1	26	325
Net income (loss)	39,301	4,310	161,353	(14,342)	(430,930)	(17,428)
Net income attributable to noncontrolling interest	33,432		137,081		(383,326)
Net income attributable to common stockholders	$ 5,869		$ 24,272		$ (47,604)
Net income per share
Net income per share, basic (in Dollars per share)	$ 0.49		$ 2.09		$ (5.59)
Net income per share, diluted (in Dollars per share)	$ 0.39		$ 1.52		$ (5.59)
Weighted average shares outstanding, basic (in Shares)	12,079,955		11,640,446		8,514,245
Weighted average shares outstanding, diluted (in Shares)	12,303,698		11,888,104		8,514,245
Other Comprehensive income (loss):
Net income (loss)	$ 39,301	$ 4,310	$ 161,353	$ (14,342)	$ (430,930)	$ (17,428)
Foreign currency translation income (loss)	4	405		(114)	(348)	(429)
Total other comprehensive income (loss)	39,305	4,715	161,353	(14,456)	(348)	(429)
Total comprehensive loss					(431,278)	(17,857)
Comprehensive income (loss) attributable to noncontrolling interest	33,435		137,080		(383,648)
Total comprehensive income (loss) attributable to common stockholders	$ 5,870	$ 4,715	$ 24,273	$ (14,456)	$ (47,630)	$ (17,857)